Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 10,347,735	$ 11,689,949	$ 22,583,721	$ 25,847,277	$ 45,546,791	$ 37,266,367
Costs and Expenses
Selling expenses	7,868,719	9,616,584	17,154,951	20,278,399	36,274,752	26,109,221
General and administrative expenses	4,771,258	4,754,944	9,780,642	8,900,154	18,817,959	13,789,391
Impairment of indefinite lived assets and goodwill					17,350,628	4,900,000
Total Costs and Expenses	13,845,666	14,371,528	28,141,282	29,178,553	72,443,339	44,798,612
Loss from Operations	(3,497,931)	(2,681,579)	(5,557,561)	(3,331,276)	(26,896,548)	(7,532,245)
Other (Expenses) Income
Interest expense, net	(9,678)	(2,194)	(13,537)	(10,043)	(20,985)	(328,663)
Amortization of debt discount				(12,833)	(12,833)	(818,182)
Change in fair value of contingent purchase consideration	(465,761)		(915,774)		11,857,558
Other income	29,103	89,018	68,852	370,362	227,788	165,375
Other expense	(9,941)	(1,208)	(11,011)	(28,138)	(49,967)	(86,933)
Loss on extinguishment of convertible debt						(719,390)
(Loss) gain on marketable securities	15,000	(287,500)	92,500	(92,500)	(460,000)	290,000
Total Other Income (Expenses)	(441,277)	(201,884)	(778,970)	226,848	11,541,561	(1,497,793)
Loss Before income taxes	(3,939,208)	(2,883,463)	(6,336,531)	(3,104,428)	(15,354,987)	(9,030,038)
Income tax benefit (provision)	123,949	112,113	(32,944)	(276,501)	290,476	(906,644)
Net Loss	(3,815,259)	(2,771,350)	(6,369,475)	(3,380,929)	(15,064,511)	(9,936,682)
Other Comprehensive Loss
Foreign currency translation adjustment	(358,456)	84,743	(510,231)	(259,347)	(519,031)	444,665
Comprehensive Loss	$ (4,173,715)	$ (2,686,607)	$ (6,879,706)	$ (3,640,276)	$ (15,583,542)	$ (9,492,017)
Loss per common share - basic and diluted	$ (0.16)	$ (0.13)	$ (0.27)	$ (0.16)	$ (0.67)	$ (0.71)
Weighted average number of common shares outstanding - basic and diluted	24,118,752	22,012,153	23,818,620	21,761,334	22,500,716	14,047,725